Leases - Summary of Lease Cost Recognized (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Short-term lease costs	$ 1.5	$ 1.5
Variable lease costs	$ 0.0	$ 0.0